Financial Risk Management - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cumulative basis contractually past due percentage threshold of monthly scheduled payment to be considered delinquent	10.00%	10.00%
Percentage of appreciation of the Japanese yen against the U.S. dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis, percentage	1.00%	1.00%
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis, percentage	1.00%	1.00%